ING VARIABLE PRODUCTS TRUST

ING International Value Portfolio

(“Portfolio”)

Supplement dated March 7, 2014

to the Portfolio’s Adviser Class (“Class ADV”) Prospectus,

Class ADV Summary Prospectus, Initial Class (“Class I”) Prospectus, Class I Summary Prospectus, Service Class (“Class S”) Prospectus, and Class S Summary Prospectus

each dated April 30, 2013

(each a “Prospectus” and collectively “Prospectuses”)

On January 23, 2014, the Portfolio’s Board of Trustees (“Board”) approved a change with respect to the Portfolio’s expense structure, retroactively effective January 1, 2014.

The Portfolio’s Prospectuses are hereby revised as follows:

1.                                      The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV Prospectus are hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.46%
Waivers and Reimbursements (2)	(0.01)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.45%

(1)	The expense ratio has been adjusted to reflect current contractual rates.
(2)

The adviser is contractually obligated to limit expenses to 1.50% through May 1, 2014. This obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.45% through May 1, 2015. The obligation will renew if the adviser elects to renew it. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

2.                                      The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$148	461	796	1,745

3.                                      The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses” of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	0.96%
Waivers and Reimbursements (2)	(0.01)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.95%

(1)	The expense ratio has been adjusted to reflect current contractual rates.
(2)

The adviser is contractually obligated to limit expenses to 1.00% through May 1, 2014. This obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 0.95% through May 1, 2015. The obligation will renew if the adviser elects to renew it. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses.

4.                                      The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$97	305	530	1,177

5.                                      The table and accompanying footnotes in the section entitled “Fees and Expenses of the Portfolio — Annual Portfolio Operating Expenses” of the Portfolio’s Class S Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses(1)

Expenses you pay each year as a % of the value of your investment

Class	S
Management Fee	0.80%
Distribution and/or Shareholder Service (12b-1) Fees	0.25%
Administrative Services Fee	0.10%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.21%
Waivers and Reimbursements (2)	(0.06)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.15%

(1)	The expense ratio has been adjusted to reflect current contractual rates.
(2)

The adviser is contractually obligated to limit expenses to 1.20% through May 1, 2014. This obligation will automatically renew for one-year terms unless: (i) the adviser provides 90 days written notice of its termination and such termination is approved by the Portfolio’s board; or (ii) the management agreement has been terminated. The obligation is subject to possible recoupment by the adviser within 36 months from the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.15% through May 1, 2015. The obligation will renew if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment.

2

These obligations do not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses. The distributor is also contractually obligated to waive 0.05% of the 0.25% shareholder services fee through May 1, 2014. There is no guarantee that the shareholder services fee waiver will continue after May 1, 2014. The shareholder services fee waiver will only renew if the distributor elects to renew it.  Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board.

6.                                      The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class S Prospectus is hereby deleted and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
S	$117	378	659	1,461

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

3

ING VARIABLE PRODUCTS TRUST

ING International Value Portfolio

(“Portfolio”)

Supplement dated March 7, 2014

to the Portfolio’s Adviser Class (“Class ADV”), Initial Class (“Class I”),

and Service Class (“Class S”)

Statement of Additional Information (“SAI”)

dated April 30, 2013

On January 23, 2014, the Portfolio’s Board of Trustees (“Board”) approved a change with respect to the Portfolio’s fee structure, retroactively effective January 1, 2014.

The information relating to the Portfolio in the table and footnotes in the section entitled “Adviser - Expense Limitation Agreement” in the Portfolio’s SAI are hereby revised as follows:

Portfolio	Class ADV	Class I	Class S	Class S2
ING International Value (2)	1.50%	1.00%	1.20%	N/A

(2)                                 The Adviser is contractually obligated to further limit the Portfolio’s expenses to 1.45%, 0.95%, and 1.15% for Class ADV, Class I and Class S shares excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses, respectively through May 1, 2015. Any fees waived pursuant to this obligation shall not be eligible for recoupment. The obligation will renew if the adviser elects to renew it. Notwithstanding the foregoing, termination or modification of this obligation requires approval by the Portfolio’s board.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE